Trading derivatives (assets and liabilities) and Short positions	12 Months Ended
Dec. 31, 2019
Trading derivatives (assets and liabilities) and Short positions
Trading derivatives (assets and liabilities) and Short positions

10. Trading derivatives (assets and liabilities) and Short positions

a)   Trading derivatives

The breakdown by type of inherent risk of the fair value of Trading derivatives arranged by the Bank is as follows (see Note 32):

	12/31/2018		12/31/2019
	Debit	Credit	Debit	Credit
	Balance	Balance	Balance	Balance

Interest rate risk	71,269	71,578	80,499	76,639
Currency risk	82,619	80,986	71,026	67,623
Market price risk	1,065	1,163	222	219
	154,953	153,727	151,747	144,481

Note 45.a contains a breakdown of the remaining maturity periods of Trading derivatives.

b)   Short positions

Following is a breakdown of the carrying amount of Short positions:

	12/31/2018	12/31/2019

Securities loans:
Debt instruments	27,279	8,280
Equity instruments	960	—
	28,239	8,280
Short sales:
Debt instruments	680	839
	28,919	9,119

Until 2018, the Bank presented pledged financial assets acquired under reverse repurchase agreements as Financial liabilities at fair value through profit or loss – Short positions. During 2019, the Bank decided to present the sale of financial assets acquired under reverse repurchase agreements and pledged in repurchase agreement transactions as Other financial liabilities at fair value through profit or loss (Deposits from credit institutions – Repurchase agreements and Customer deposits – Repurchase agreements) (see note 2.ae).

Note 45.a contains a breakdown of the remaining maturity periods of these liabilities.